Trade receivables, other assets, prepaid expenses and Tax receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Disclosure of allowance for credit losses	Changes in the allowance for trade receivables were as follows:

	At January 1, 2024	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2024
	(€ million)
ECL allowance - Trade receivables	€551	€181	€(124)	€—	€608
Changes in the allowance for receivables
from financing activities were as follows:

	At January 1, 2024	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2024
	(€ million)
ECL allowance - Receivables from financing activities	€195	€249	€(217)	€(1)	€226

Disclosure of credit risk exposure	The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2024			2023
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€5,049	€1,038	€6,087	€5,964	€964	€6,928
ECL allowance	(194)	(414)	(608)	(88)	(463)	(551)
Carrying amount	€4,855	€624	€5,479	€5,876	€501	€6,377
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2024				2023
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€12,451	€168	€138	€12,757	€8,841	€117	€114	€9,072
ECL allowance	(174)	(33)	(19)	(226)	(149)	(23)	(23)	(195)
Carrying amount	€12,277	€135	€119	€12,531	€8,692	€94	€91	€8,877

Schedule of receivables from financing activities	Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Company and are summarized as follows:

	At December 31,
	2024	2023
	(€ million)
Dealer financing	€2,330	€2,305
Retail financing	8,494	5,505
Finance leases	299	133
Other	1,408	1,051
Total Receivables from financing activities	€12,531	€8,994

Summary of other assets and prepaid expenses	Other assets and prepaid expenses consisted of the following:

	At December 31
	2024			2023
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Receivables from financing activities at amortized cost	€5,693	€6,838	€12,531	€4,487	€4,507	€8,994
Other receivables at amortized cost	5,119	1,391	6,510	4,311	1,628	5,939
Defined benefit plan assets (Note 20)	39	924	963	24	886	910
Derivative operating assets	256	17	273	157	51	208
Prepaid expenses and other	1,866	491	2,357	1,309	622	1,931
Total other assets and prepaid expenses	€12,973	€9,661	€22,634	€10,288	€7,694	€17,982

Schedule of receivables by due date	The following table summarizes Receivables from financing activities, Other receivables at amortized cost,
Derivative operating assets and Tax receivables by due date:

	At December 31,
	2024					2023
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non- current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non- current)	Total
	(€ million)
Receivables from financing activities	€5,693	€5,861	€977	€6,838	€12,531	€4,487	€3,273	€1,234	€4,507	€8,994
Other receivables at amortized cost	5,119	1,295	96	1,391	6,510	4,311	1,498	130	1,628	5,939
Derivative operating assets	256	17	—	17	273	157	51	—	51	208
Total	€11,068	€7,173	€1,073	€8,246	€19,314	€8,955	€4,822	€1,364	€6,186	€15,141

Tax receivables	€1,411	€210	€17	€227	€1,638	€802	€84	€33	€117	€919

Disclosure of carrying amount of assets not derecognised	At December 31, 2024 and 2023, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2024			2023
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€88	€5	€93	€58	€9	€67
Carrying amount of the related liabilities (Note 22)	€88	€5	€93	€58	€9	€67